SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Current tax provision (benefit)	$ (1,655)	$ 1,751	$ 444	$ 6,074	$ 4,651	$ 7,824
Deferred tax provision
Total provision (benefit) for income taxes	$ (1,655)	$ 1,751	$ 444	$ 6,074	$ 4,651	$ 7,824